SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 344,591	$ 1,156,356	$ 3,293,293	$ 1,310,946
Research and Development Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	75,643	298,069	1,072,312	857,648
Allo Rx Stem Cells to Foreign Third Party Clinics [Member]
Disaggregation of Revenue [Line Items]
Revenues	148,283	155,591	1,174,456	180,856
Consulting Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	25,000	500,000	600,000	51,822
Infini Vive Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	75,050	135,075	236,788	139,070
Fitore Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 20,615	$ 67,621	$ 209,737	$ 81,550